Accrued Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Voyage and vessel	$ 41,020	$ 36,665
Obligation related to EU ETS - Current liability	11,020	6,588
Payroll and benefits (note 14c)	30,750	30,213
Accrued liabilities	84,724	75,668
Unrecognized Tax Benefits	31,073	41,404	$ 47,813	$ 42,046
Long-term operating lease liabilities (note 10)	17,054	28,716
Postemployment Benefits Liability, Noncurrent	4,818	5,091
Other Sundry Liabilities, Noncurrent	1,607	1,467
Other long-term liabilities (notes 8, 16 and 18)	45,714	56,660
Supplier Finance Program [Line Items]
EU ETS Expense	10,600	6,700
Long-term operating lease liabilities (note 10)	17,054	28,716
Obligation related to EU ETS - Current liability	11,020	6,588
Other Accrued Liabilities	1,934	2,202
EU ETS settled	6,100
Office Building
Payables and Accruals [Abstract]
Long-term operating lease liabilities (note 10)	8,216	8,698
Supplier Finance Program [Line Items]
Long-term operating lease liabilities (note 10)	8,216	8,698
Accrued Liabilities
Payables and Accruals [Abstract]
Obligation related to EU ETS - Current liability	11,000	6,600
Supplier Finance Program [Line Items]
Obligation related to EU ETS - Current liability	$ 11,000	$ 6,600